Expenses by nature - Summary of Expenses by Nature (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Cost of inventories and consumables used	¥ 148,988	¥ 144,644	¥ 110,970
Employee benefit expenses	268,986	236,476	176,507
Depreciation on property, plant and equipment	33,466	30,458	26,752
Depreciation on right-of-use assets	18,277	14,784
Amortization on intangible assets	1,452	1,344	1,106
Provision for impairment of trade and other receivables and contract assets	14,843	2,733	658
Promotion expenses	131,209	130,599	92,811
Rental, utilities and office expenses	16,347	9,663	17,670
Listing expenses	¥ 986	¥ 27,064	¥ 9,392